Annual Total Returns- JPMorgan High Yield Municipal Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan High Yield Municipal Fund - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	9.86%	6.96%	(1.78%)	6.78%	2.34%	1.06%	4.60%	1.64%	10.16%	3.01%